Document and Entity Information	Oct. 23, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	KORN FERRY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14505
Entity Tax Identification Number	95-2623879
Entity Address, Address Line One	1900 Avenue of the Stars
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	552-1834
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000056679
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1900 Avenue of the Stars
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067